Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets
Cash and cash equivalents	¥ 58,218	¥ 75,323
Short-term investments		12,651
Trade receivables, net	24,119	22,707
Inventories	29,836	23,493
Other current assets	6,522	2,995
Total current assets	118,695	137,169
Investment securities	5,929	7,432
Property, plant and equipment, net	34,206	31,878
Intangible assets, net	15,794	874
Goodwill	36,496	645
Other assets	8,106	2,314
Total assets	219,226	180,312
Liabilities and Stockholders' Equity
Trade accounts payable	15,659	11,729
Short term debt	25,000
Accrued expenses	12,068	7,329
Accrued warranty expenses	2,129	1,754
Customer prepayments	2,228	1,740
Other current liabilities	3,288	1,955
Total current liabilities	60,372	24,507
Accrued pension and severance costs	23,444	14,069
Other liabilities	3,858	3,604
Total liabilities	87,674	42,180
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	32,363	32,363
Capital surplus	42,280	40,628
Retained earnings	179,081	183,009
Accumulated other comprehensive income (loss)	(22,574)	(18,270)
Treasury stock, 26,294,819 shares in 2011 and 26,295,390 shares in 2012, at cost	(99,598)	(99,598)
Total stockholders' equity	131,552	138,132
Total liabilities and stockholders' equity	¥ 219,226	¥ 180,312